Disclosure of Deferred Base Rent Balance Under Straight-line Amortize Over Lease Term (Detail) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Presentation Of Leases For Lessee [Abstract]
Right-of-use asset	$ 55,168	$ 66,142	$ 73,464	$ 0
Accounts payable and accrued liabilities	150,957	199,478	2,800
Lease obligations			(73,464)
Deficit	$ (1,089,594)	$ (969,456)	$ (2,800)